Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 357,000	¥ 493,000
Carrying amounts of derivatives that are deemed to guarantees	336,000	472,000
Total rental expense	¥ 118,400	109,390	¥ 95,941
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5 years
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10 years
Sale Leaseback transactions accounted as an operating leases, total rental payment for the whole period in the original contracts	¥ 214,690
Sale Leaseback transactions accounted as an operating leases, total rental payment for the whole period in the current contracts	282,832
Sale Leaseback transactions accounted as an operating leases, future minimum rental payments	49,883	58,336	¥ 69,556
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 100,000	¥ 118,000